Basic and Diluted Net Loss per Share - Schedule of basic and diluted net income (loss) per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attribute to ordinary shareholders	$ (175,424)	$ (66,912)	$ (73,907)
Net loss attributable to Tuya Inc.'s ordinary shareholders, diluted	$ (175,424)	$ (66,912)	$ (73,907)
Denominator:
Weighted average number of ordinary shares used in computing net loss per share, basic	489,149,533	221,980,000	221,980,000
Weighted average number of ordinary shares used in computing net loss per share, diluted	489,149,533	221,980,000	221,980,000
Net loss per share attributable to ordinary shareholders:
Basic	$ (0.36)	$ (0.30)	$ (0.33)
Diluted	$ (0.36)	$ (0.30)	$ (0.33)